Note 6 - Leases - Summary of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 589	$ 602	$ 2,379	$ 2,382
Variable lease cost	84	79	340	241
Total operating lease cost	$ 673	$ 681	$ 2,719	$ 2,623